Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

Summary of Key Assumptions Used in Determining Fair Value of Stock Options

Key assumptions used in determining the fair value of the stock options awarded in 2012, 2011 and 2010 were:

	2012	2011	2010
Risk-free interest rate	1.38%	2.82%	2.97%
Dividend yield	2.10%	1.90%	1.80%
Volatility factor	37.50%	36.70%	37.30%
Expected term	7.3 years	7.2 years	7.2 years

Components of Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss are as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(108,189)	$(84,204)	$(54,245)
Foreign currency translation gains	6,157	5,076	5,929
Unamortized value of terminated forward starting interest rate swap agreements	(4,137)	(4,762)	(5,344)

Accumulated other comprehensive loss	$(106,169)	$(83,890)	$(53,660)

Components of Accumulated Other Comprehensive Loss Net of Cumulative Noncurrent Deferred Tax Assets

The components of accumulated other comprehensive loss are net of cumulative noncurrent deferred tax assets as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$70,881	$55,161	$39,501
Unamortized value of terminated forward starting interest rate swap agreements	2,707	3,116	3,497

Cumulative noncurrent deferred tax assets	$73,588	$58,277	$42,998

Basic and Diluted Earnings Per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31 (add 000)	2012	2011	2010
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$84,910	$78,378	$97,104
Less: Distributed and undistributed earnings attributable to unvested awards	(500)	(657)	(993)

Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	84,410	77,721	96,111
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(436)	4,001	(92)

Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$83,974	$81,722	$96,019

Basic weighted-average common shares outstanding	45,828	45,652	45,485
Effect of dilutive employee and director awards	142	141	174

Diluted weighted-average common shares outstanding	45,970	45,793	45,659